FINANCE LEASE RECEIVABLE - Maturity analysis of the undiscounted finance lease receivables (Details)	Dec. 31, 2021 USD ($)
FINANCE LEASE RECEIVABLE
Total undiscounted finance lease receivables	$ 44,638
Less than 1 year
FINANCE LEASE RECEIVABLE
Total undiscounted finance lease receivables	$ 44,638